Income Taxes - Summary of the Company's Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Amortization	$ 23	$ 27
Deferred revenue	318	86
Deferred expenses	280	322
Reserves	560	713
Accrued expenses	453	97
Stock compensation	372	43
Uniform capitalization	45	31
Net operating losses	16,266	13,184
Research and development credits	3,085	2,467
Other state credits	147	141
Gross deferred tax assets	21,546	17,111
Less: Valuation allowance	(21,507)	(17,001)	$ (9,343)
Deferred tax liabilities
Depreciation	(39)	(110)
Unrealized foreign currency loss	(3)	0
Net deferred tax assets	$ 0	$ 0